Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

(i)	Nature of operations

Orbotech Ltd. (the “Company” or “Orbotech”) is an Israeli company, which, together with its subsidiaries and one joint venture, is principally engaged in the design, development, manufacture, marketing and servicing of cutting-edge solutions designed to enable the production of innovative, next generation electronic products and improve the cost effectiveness of existing and future electronics production processes.

Through its subsidiary, Orbotech LT Solar, LLC (“OLTS”), the Company is engaged in the research, development and marketing of products for the deposition of anti-reflective coating on crystalline silicon photovoltaic wafers for solar energy panels, and through its subsidiary, Orbograph Ltd. (“Orbograph”), in the development and marketing of character recognition solutions to banks, financial and other payment processing institutions.

On August 7, 2014, the Company acquired the entire issued share capital of United Kingdom-based SPTS Technologies Group Limited (“SPTS”) for an aggregate amount of approximately $375.1 million (the “SPTS Acquisition”). SPTS is included in the Company’s consolidated financial results from August 7, 2014 (the “SPTS Closing Date”). See Note 3.

The Company continues to develop technologies for use in other applications both within and outside the electronics industry. The Company derives a significant portion of its revenues from the service and support of its substantial installed base of products.

For information as to the Company’s reportable segments, principal geographical markets and major customers, see Note 14.

(ii)	Accounting principles

The consolidated financial statements are prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

(iii)	Functional currency

The currency of the primary economic environment in which the operations of the Company and virtually all of its subsidiaries are conducted is the United States dollar (the “Dollar”).

Virtually all product revenues of the Company and its subsidiaries are derived outside Israel in non-Israeli currencies, mainly the Dollar. Most purchases of materials and components are made in Dollars or in Israeli currency under contracts linked to the Dollar. Thus, the functional currency of the Company and all of its subsidiaries is the Dollar.

Monetary accounts maintained in currencies other than the Dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial expenses - net, as appropriate.

(iv)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Some of those judgments can be subjective and complex, and, consequently actual results may differ materially from those estimates and assumptions. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, inventories, deferred tax assets, provision for uncertain tax positions, provision for doubtful accounts, goodwill, intangible assets, property, plant and equipment, and employee compensation in connection with equity awards.

b.	Principles of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany balances and transactions have been eliminated in consolidation. Profits from intercompany sales not yet realized outside of the Company and its subsidiaries have also been eliminated.

Orbotech’s holding in OLTS, is currently approximately 81.2% on a fully diluted basis.

A portion of OLTS’s equity interest is held by the two developers of certain of OLTS’s technology. The Company has granted each of these two developers a put option to sell a portion of his holdings in OLTS to the Company. These put options were exercised in full on December 31, 2013. The purchase price paid by the Company upon the exercise of each put option was based on the Company’s valuation of OLTS used in the framework of equity investments in OLTS prior to exercise of the put option. During the years ended December 31, 2013 and 2012, these put options were exercised by the two developers and the Company purchased a portion of their equity interests in OLTS for approximately $0.3 million and $0.7 million in cash in each of these years, respectively, recorded as research and development expenses. In addition to the put options referred to above, each of the two developers was granted a put option to sell his holdings in OLTS to, at the Company’s election, the Company and/or OLTS. These put options shall become exercisable starting in 2015, subject to the achievement of a certain financial milestone by OLTS in the fiscal year immediately preceding the year in which the put option is exercised. The purchase price to be paid by the Company upon the exercise of this put option shall be equal to the fair market value of the equity interest being sold, as determined by an external appraiser. There is a limit on the number of equity interest units that the two developers may require the Company to purchase, upon exercise of these put options, each year. The put options shall expire upon the earlier of an initial public offering, merger and acquisition transaction or a third party investment in OLTS that results in such third party holding at least 5% of OLTS’s equity interest.

c.	Cash and cash equivalents

The Company considers all highly liquid investments including cash and short-term bank deposits that are not restricted as to withdrawal or use and the period to maturity of which does not exceed three months at the time of investment, to be cash equivalents.

d.	Restricted cash

The company has restricted cash deposited as a guarantee for customers. The Company classifies these amounts as a current asset due to their short maturity, which does not exceed three months at the time of investment.

e.	Short-term bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. As of December 31, 2014 and 2013, short-term deposits are in Dollars and bear interest at an average annual rate of 0.48% and 0.79%, respectively.

f.	Concentration of credit risks and allowance for doubtful accounts

As of December 31, 2014 and 2013, most of the Company’s cash and cash equivalents were deposited with major Israeli, European, United States and Far Eastern banks. The Company is of the opinion that the credit risk in respect of these balances is not material.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in certain economies, the Company may require letters of credit from banks.

The allowance for doubtful accounts is determined for specific debts doubtful of collection.

The Company routinely receives letters of credit or promissory notes in connection with the sale of products in the Far East and Japan. From time to time, the Company sells some of these letters of credit and promissory notes to third parties at a discount in return for cash. The resulting costs related to the letters of credit and promissory notes are charged to ‘financial expenses - net’, as incurred. During the years ended December 31, 2014, 2013 and 2012, the Company sold face amounts of $38.9 million, $19.0 million and $33.7 million, respectively, of these letters of credit and promissory notes.

g.	Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows: components, products in process and finished products - on the weighted average basis; and labor and overhead - on the basis of actual manufacturing costs assuming normal manufacturing capacity.

Inventories are written-down for estimated excess and obsolescence, based on assumptions about future demand and market conditions. Once written-down, a new lower cost basis for that inventory is established.

h.	Marketable securities

As of December 31, 2014, all of the Company’s investments in marketable securities were classified as available-for-sale securities. As of December 31, 2013, all of the Company’s investments in marketable securities were classified as held to maturity securities. In accordance with accounting requirements, the Company is prohibited from classifying security purchases as held to maturity for a period of two years.

Securities classified as available- for- sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separated component of comprehensive income (loss) in shareholders’ equity until realized.

Unrealized losses that are considered to be other- than- temporary are charged to income as impairment charge.

i.	Investment in equity method investees

Investments in shares of an entity over which the Company has significant influence or joint control but owns less than a controlling voting interest, are accounted for using the equity method. Significant influence is presumed to exist when the Company holds between 20%-50% of the voting power in an Investee.

j.	Property, plant and equipment

These assets are stated at cost and are depreciated by the straight-line method over their estimated useful lives.

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-20
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Building	3
Office furniture and equipment	6-15
Computer equipment	20-33
Vehicles	15; 20

k.	Other intangible assets

Acquired intangible assets are presented at cost, net of accumulated amortization and impairments. These intangible assets consist primarily of intellectual property, customer relations and backlog and are being amortized mostly over periods of five to seven and, in some cases, up to twelve, years.

Research and development acquired in a business combination is capitalized as an indefinite life intangible asset until the related research and development efforts are either completed or abandoned. In the reporting period where they are treated as indefinite life intangible assets, they are not amortized but rather are monitored and tested for impairment. Upon completion of the related research and development efforts, management determines the useful life of the intangible assets and amortizes them accordingly. In case of abandonment, the related research and development assets are impaired.

l.	Impairment of long-lived assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. In the year ended December 31, 2012, an impairment charge of $30.1 million of intangible assets was recognized. See Note 6.

m.	Goodwill

Goodwill is not amortized, but rather tested for impairment annually, as of September 30 of each year, or whenever events or circumstances present an indication of impairment, by assessing the fair value of the Company’s various reporting units.

The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. The second step involves calculating the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

In the years ended December 31, 2014 and 2013, the Company elected to perform a qualitative assessment for the annual goodwill impairment test.

As a result of performing the annual impairment tests, on September 30, 2014, 2013 and 2012, the Company determined that there was no impairment with respect to goodwill.

n.	Revenue recognition

The Company recognizes revenue from the sale of non-software products to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable and collectability is reasonably assured. The Company does not, in the normal course of business, provide a right of return to its customers. Installation and training are not essential to the product capabilities as they do not require specialized skills and can be performed by other vendors.

The Company’s revenue arrangements contain multiple elements, as it grants its customers a warranty on products sold, which includes the provision of post-sale service and maintenance, usually for a period of six to twelve months and installation service. Upon meeting the revenue recognition criteria of the product, the Company records a portion of the sale price that relates to the value of the services and maintenance expected to be performed during the aforementioned period as deferred income, and recognizes it as service revenue ratably over such period. The cost to the Company of warranting that the product will perform according to certain specifications and that the Company will repair or replace the product if it ceases to work properly, is insignificant and is treated according to accounting guidance for contingencies. In addition, the Company defers the value of the installation and training and recognizes it upon installation.

When a sales arrangement contains multiple elements, such as product warranty and installation, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, and otherwise is based on third party evidence (“TPE”) or on the relative estimated selling price (“ESP”) if neither VSOE nor TPE is available. Because of the nature of its products, the Company generally utilizes the ESP.

The determination of ESP involves consideration of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company considers the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts in different geographical regions, its ongoing pricing strategy and policies and other economic conditions and trends.

In the case of delivery of newly developed products or technologies, revenue is deferred until acceptance is received.

Service revenue in respect of the Company’s products is recognized ratably over the contractual service period or in a fee for services arrangement, as services are performed.

The Company recognizes revenue from the sale of software to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable, and collectability is probable. When software is made available to customers electronically, it is deemed to have been delivered when the Company has provided the customer with the access codes necessary to enable immediate possession of the software. If collectability is not considered probable, revenue is recognized when the fee or sale price is collected. Maintenance revenues are comprised of revenue from support arrangements which include technical support and the right to unspecified upgrades on an if-and-when-available basis. Revenues from these services are deferred and recognized on a straight-line basis over the life of the related agreement, which is typically one year.

The Company recognizes revenues net of value added tax.

o.	Research and development

Research and development expenses, which consist mainly of labor costs, materials and subcontractors, are expensed as incurred. Pre-payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability. Government funding for development of approved projects is recognized as a reduction of expenses as the related cost is incurred. The Company is not required to pay royalties on sales of products developed using government funding.

p.	Shipping and handling costs

Shipping and handling costs are classified as a component of cost of revenues.

q.	Income taxes:

(i)	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities and on the tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is included in respect of deferred tax assets when it is considered more likely than not that such assets will not be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries. Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as it is the Company’s policy permanently to reinvest the subsidiaries’ earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax or other opportunity that may arise.

Tax liabilities which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

(ii)	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company presents unrecognized tax benefits as a reduction to deferred tax asset where a net operating loss, a similar tax loss, or a tax credit carryforward exists, when settlement in this manner is available under the applicable tax law.

r.	Treasury shares

Treasury shares are presented as a reduction of equity, at their cost to the Company.

s.	Derivative financial instruments

The Company uses financial instruments and derivatives to hedge existing non-Dollar assets and liabilities as well as certain anticipated transactions which are probable and are expected to be denominated in non-Dollar currencies.

All derivative instruments are recognized in the balance sheet at their fair value. On the date that the Company enters into a derivative contract it designates the derivative, for accounting purposes, as either a hedging instrument or a non-hedging instrument.

For derivative financial instruments that are designated and qualify as a cash flow hedge, the effective portions of changes in fair value of the spot component are recorded in other comprehensive income, as ‘gains (losses) in respect of derivative instruments designated for cash flow hedge, net of taxes’ and are recognized in the statement of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges, if any, and hedge components such as time value, excluded from assessment of effectiveness testing, are recognized immediately in the statement of operations among ‘financial expenses - net’. Changes in the fair value of other derivatives not designated as hedging instruments are recognized in the statement of operations among ‘financial expenses - net’ and amounted to gain (loss) of $2,115,000, $2,100,000 and $(957,000), in the years ended December 31, 2014, 2013 and 2012, respectively.

Cash flows from derivatives that qualify as a cash flow hedge are recognized in the statement of cash flows in the same category as that of the hedged item. Cash flows from other economic derivatives remain part of cash flows from operating activities.

t.	Share-based compensation

Equity awards granted to employees and directors are accounted for using the grant date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the accelerated multiple-option approach.

Certain equity awards are subject to forfeiture should the Company fail to attain specified performance goals. The fair value of these awards is estimated on the date of grant using the same option valuation model used by the Company for non-performance equity awards. For so long as the Company assumes that performance goals will be achieved, compensation cost is recorded with respect thereto. If and when a point in time is reached that the Company believes the performance goals will not be achieved, it will then reverse the share-based compensation expenses recognized through such date.

Equity awards granted to non-employees are re-measured at each reporting period at fair value until they have vested. The fair value of equity awards is charged to the statement of operations over the service period.

Liability awards are measured at fair value and are re-measured at each reporting period until settled. The fair value of liability awards is charged to statement of operations over the service period.

u.	Comprehensive income (loss)

In addition to net income (loss), comprehensive income includes (i) gains or losses in respect of derivative instruments designated as cash flow hedges’ net of tax and foreign currency translation adjustments (see s. above); and (ii) unrealized gains and losses arising from securities classified as available- for- sale (see h. above)

v.	Earnings (loss) per share

Basic earnings (loss) per share are computed based on the weighted average number of shares outstanding during each year (net of treasury shares). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method. In the year ended December 31, 2012, outstanding equity awards were not taken into account due to their anti-dilutive effect.

w.	Impact of recently issued accounting pronouncements:

(i)

In May 2014, the Financial Accounting Standards Board of the United States (the “FASB”) issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard will be effective for the Company in the first quarter of 2017. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

(ii)	In August 2014, the FASB issued amended guidance related to disclosure of uncertainties about an entity’s ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. The Company believes that the adoption of this new standard will not have a material impact on its consolidated financial statements.